Provision for Legal and Administrative Claims (Tables)	3 Months Ended
Mar. 31, 2026
Provision for Legal and Administrative Claims [Abstract]
Schedule of Provision for Legal and Administrative Claims
	March 31, 2026
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	20,239	22,694	211,790	254,723
Constitution	19,100	5,533	5,041	29,674
Reversal	(1,944)	(4,580)	-	(6,524)
Reversal due to payment	(6,848)	-	-	(6,848)
Closing balance	30,547	23,647	216,831	271,025

	December 31, 2025
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	8,256	9,228	-	17,484
Constitution	43,899	19,175	211,790	274,864
Reversal	(12,976)	(5,581)	-	(18,557)
Reversal due to payment	(18,940)	(128)	-	(19,068)
Closing balance	20,239	22,694	211,790	254,723